Annual Total Returns- Undiscovered Managers Behavioral Value Fund (L Shares) [BarChart] - L Shares - Undiscovered Managers Behavioral Value Fund - Class L	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.53%)	23.55%	37.64%	5.70%	3.43%	20.84%	13.43%	(15.28%)	23.20%	3.53%